Note 10	12 Months Ended
Dec. 31, 2025
Financial assets and liabilities held for trading [Abstract]
Disclosure of financial assets and liabilities held for trading [Text Block]	Financial assets and liabilities held for tradingBreakdown of the balance
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

FINANCIAL ASSETS AND LIABILITIES HELD FOR TRADING (MILLIONS OF EUROS)

	Notes	2025	2024	2023
ASSETS
Derivatives		32,551	36,003	34,293
Equity instruments	7.2.2	9,901	6,760	4,589
Credit institutions		472	393	277
Other sectors		9,429	6,367	4,312
Debt securities	7.2.2	30,846	27,955	28,569
Issued by central banks		584	768	740
Issued by public administrations		27,222	23,671	24,766
Issued by financial institutions		1,411	1,665	1,824
Other debt securities		1,628	1,852	1,239
Loans and advances	7.2.2	49,887	38,230	73,590
Loans and advances to central banks		620	556	2,809
Reverse repurchase agreements		620	556	2,809
Loans and advances to credit institutions		17,985	20,938	56,599
Reverse repurchase agreements ⁽¹⁾		17,954	20,918	56,569
Loans and advances to customers		31,282	16,736	14,182
Reverse repurchase agreements		28,639	15,108	13,615
Total assets	8.1	123,185	108,948	141,042
LIABILITIES
Derivatives		30,345	33,059	33,045
Short positions		13,100	13,878	15,735
Deposits		48,472	39,654	72,935
Deposits from central banks		3,653	3,360	6,397
Repurchase agreements		3,653	3,360	6,397
Deposits from credit institutions		18,138	16,285	43,337
Repurchase agreements ⁽¹⁾		17,652	15,994	42,676
Customer deposits		26,681	20,010	23,201
Repurchase agreements		26,600	19,913	23,157
Total liabilities	8.1	91,917	86,591	121,715
(1) The variation is mainly due to the evolution of "Reverse repurchase agreements" of BBVA, S.A. partially offset by the evolution of "Repurchase agreements" principally of BBVA, S.A.

As of December 31, 2025, 2024 and 2023 “Short positions” include €12,531 million, €13,010 million and €14,914 million, respectively, held with general governments.
Derivatives
The derivatives portfolio arises from the Group’s need to manage the risks it is exposed to in the normal course of business and also to market products amongst the Group’s customers. As of December 31, 2025, 2024 and 2023, most of the derivatives were mainly contracted in over-the-counter (OTC) markets, with counterparties, consisting primarily of credit institutions and other financial institutions. These derivatives are linked to foreign-exchange rate risk, interest rate risk and changes in equity instruments.
Below is a breakdown by type of risk and market, of the fair value and notional amounts of financial derivatives recognized in the consolidated balance sheets, divided into organized and OTC markets:

DERIVATIVES BY TYPE OF RISK AND BY PRODUCT OR BY TYPE OF MARKET (MILLIONS OF EUROS)

	2025			2024			2023
	Assets	Liabilities	Notional amount - Total	Assets	Liabilities	Notional amount - Total	Assets	Liabilities	Notional amount - Total
Interest rate	13,040	9,573	4,948,476	11,588	9,627	4,951,022	15,251	13,171	4,741,629
OTC	13,034	9,536	4,923,960	11,579	9,622	4,930,657	15,248	13,167	4,722,314
Organized market	6	36	24,516	10	4	20,365	3	4	19,315
Equity instruments	3,447	5,439	94,665	2,944	4,303	75,045	2,587	3,723	70,804
OTC	997	3,724	41,328	682	2,347	38,612	1,212	2,551	49,038
Organized market	2,450	1,714	53,337	2,261	1,956	36,433	1,375	1,172	21,767
Foreign exchange and gold	15,150	14,507	1,012,015	21,060	18,704	825,158	15,911	15,608	632,780
OTC	15,041	14,441	997,308	21,056	18,698	810,770	15,889	15,590	623,203
Organized market	109	66	14,707	4	7	14,388	22	18	9,577
Credit	790	756	66,427	386	375	42,799	543	542	31,478
Credit default swap	681	720	62,702	349	369	40,847	540	528	29,844
Credit spread option	—	—	—	—	—	—	—	—	—
Total return swap	109	36	3,725	37	—	1,952	3	14	1,475
Other	—	—	—	—	6	—	—	—	159
Commodities	124	70	4,521	25	50	1,939	1	1	169
DERIVATIVES	32,551	30,345	6,126,104	36,003	33,059	5,895,964	34,293	33,045	5,476,860
Of which: OTC - credit institutions	19,738	19,538	1,840,752	26,039	23,135	1,742,720	23,998	23,977	1,463,433
Of which: OTC - other financial corporations	6,387	5,336	4,004,652	3,383	4,212	3,914,640	5,042	4,412	3,815,162
Of which: OTC - other	3,862	3,655	185,799	4,306	3,744	166,402	3,854	3,461	147,310